Goodwill and Other Intangible Assets, Net	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Other Intangible Assets:

	June 30, 2021	December 31, 2020	Weighted average amortization period

Cost:
Brand name	946	946	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship	728	728	7
Backlog	90	90

	4,325	4,325
Accumulated amortization and impairments:
Brand name	946	946
Customer list	2,450	2,450
Software	111	111
Customer relationship	698	688
Backlog	90	90

	4,295	4,285

Amortized cost	$30	$40

A.	Other Intangible Assets:

Amortization expenses amounted to $10 and $41 for the six months ended June 30, 2021, and for the year ended December 31, 2020, respectively.

In addition, during the six month period ended June 30, 2020 the Company recognized an impairment in an amount of $517 with respect to customer relationship of the Intelligent Robotics reporting unit.

B.	The changes in the carrying amount of goodwill for the period ended June 30, 2020 are as follows:

Goodwill
Balance as of December 31, 2019	5,147
Changes during six months ended June 30, 2020 :
Impairment of Goodwill	(471)
Balance as of June 30, 2020	$4,676

During the six months ended June 30, 2020, the Company recorded an Impairment of Goodwill related to the Intelligent Robotics reporting unit, in the amount of $471.